Operating Leases (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Leases [Abstract]
Rental expense for property, plant and equipment	$ 19,700,000	$ 51,700,000	$ 54,900,000
Operating leases
2015	14,642,000
2016	10,905,000
2017	7,204,000
2018	4,075,000
2019	3,546,000
After 2019	24,762,000
Minimum rentals to be received under noncancelable subleases	$ 600,000